Investment in debt securities, Carrying Amount and Unrealized Gains of Trading Debt Securities (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Debt Securities, Carrying Amount and Unrealized Gains [Abstract]
Carrying amount	$ 558,752
Unrealized gains	3,829	$ 0
Trading Debt Securities [Member]
Debt Securities, Carrying Amount and Unrealized Gains [Abstract]
Carrying amount	558,752
Unrealized gains	$ 3,829